Cover	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 06, 2021
Entity File Number	000-56254
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	19 Quail Run Circle
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Salinas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93907
City Area Code	(831)
Local Phone Number	998-8214
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false